Taxation - Reconciliation of the effective tax rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Taxation
Profit before income tax	$ 15,699	$ 19,845	$ 15,137	$ 12,417
Tax calculated at the applicable tax rate	(1,962)	(2,481)	(1,892)	(1,552)
Effect of different tax rates in other countries	(81)	(631)	(85)	(755)
Tax effect of expenses not deductible for tax purposes and non-taxable income	(313)	564	(919)	293
Tax effect of deductions under special tax regimes	1,522	1,801	1,843	1,752
Tax effect of tax losses brought forward	126	30	178	36
Tax effect of not recognised deferred tax asset regarding the loss carryforward	(126)	621	(178)	(321)
Overseas tax in excess of credit claim used during the period	(152)	(231)	(811)	(491)
Under provision of prior year tax liability				(36)
Income tax expense	(986)	$ (327)	(1,864)	$ (1,074)
Tax liability	3,516		3,516		$ 6,473
Uncertainties and risks tax	$ 687		$ 687